UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

				FORM 13F

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 1999

Check here if Amendment
This Amendment:		is a restatement.
			X	adds new holdings entries.

Institutional Investment Manager filing this report:

Name:		Groesbeck Investment Management Corp.
Address:	12 Route 17 North - Suite 130
		Paramus, NJ  07652

13F File Number:	801-44798
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Robert P. Groesbeck
Title:		President
Phone:	201-291
Signature, Place, and Date of Signing:

	Robert P. Groesbeck	Paramus, NJ		July 29, 1999

Report Type:
X	13F HOLDING REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		145

Form 13F Information Table Value Total:	$367733466

List of Other Included Managers:
none




     Name of Issuer                  Class   CUSIP # Market Valu#sharesInv. DiscrMgrSole (A None(C)
D    E M C CORP MASS                Common  268648102   13920830 253106   Sole   RPG  62000   191106
D    FANNIE MAE                     Common  313586109   13559569 198675   Sole   RPG          198675
D    JOHNSON & JOHNSON              Common  478160104   13132000 134000   Sole   RPG          134000
D    MERCK & CO INC                 Common  589331107   12690447 172366   Sole   RPG          172366
D    CISCO SYS INC                  Common  17275R102   10855354 168462   Sole   RPG          168462
D    SUNGARD DATA SYS INC           Common  867363103   10196475 295550   Sole   RPG 110000   185550
D    SCHERING PLOUGH CORP           Common  806605101    9437715 179766   Sole   RPG          179766
D    ABBOTT LABS                    Common    2824100    9296657 204885   Sole   RPG          204885
D    FIRST UN CORP                  Common  337358105    9089187 192874   Sole   RPG          192874
D    INTERPUBLIC GROUP COS IN       Common  460069010    8331159  96175   Sole   RPG           96175
D    MORGN ST D WITTR DISCV         Common  617446448    7482594  72912   Sole   RPG           72912
D    ALLIANCE CAP MGMT L P          Common   18548107    7464303 231000   Sole   RPG          231000
D    AMERICAN GENERAL CORP          Common   26351106    7386750  98000   Sole   RPG           98000
D    CINTAS CORP                    Common  172908105    7343648 109300   Sole   RPG  45000    64300
D    SUN MICROSYSTEMS INC           Common   86681010    7280088 105700   Sole   RPG          105700
D    AMERICAN PWR CONVERSION        Common    2906610    7136325 354600   Sole   RPG 180000   174600
D    HILFIGER TOMMY CORP ORD        Common  G8915Z102    6819575  93100   Sole   RPG  53000    40100
D    BANC ONE CORP                  Common   59438101    6693273 112373   Sole   RPG          112373
D    PITNEY BOWES INC               Common  724479100    6142300  95600   Sole   RPG           95600
D    EXPRESS SCRIP
